FINANCIAL INSTRUMENTS (Details-Fair Value) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 11,270	¥ 75,500	¥ 77,000
Fair value	11,713	78,471	79,003
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	11,270	75,500	77,000
Fair value	$ 11,713	¥ 78,471	¥ 79,003